POST BALANCE SHEET EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 09, 2023	Apr. 30, 2023	Feb. 21, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Revenue				$ 74,779	$ 92,965	$ 101,980
Strategic partnership with imaware, Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Agreement Term	5-year
Convertible note	$ 1,500
Amendment And Restatement Of Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase term loan			$ 5,000
Outstanding term loan			$ 20,000
Warrants issued shares			2,500,000
Warrants Per Ads Price			$ 1.071
Share price per ADS			$ 1.3
Divestiture Of Fitzgerald Life Sciences Business [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from cash		$ 30,000
Revenue				$ 12,000
Senior secured term loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from cash		11,000
Repayment of secured debt		10,100
Early repayment penalty		$ 900